Income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax
Current income tax expense	$ (104,184)	$ (21,939)	$ (15,456)
Deferred income tax benefit	47,870	22,316	67,595
Total income tax (expense) benefit	$ (56,314)	$ 377	$ 52,139